Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	$ 6	$ 7
Fair Value, Liability Derivatives	16	19
Interest Rate Caps [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	8,333	0
Currency Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	493	0
Interest Rate Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	1,592	0
Commodity Contract
Schedule of Cost-method Investments [Line Items]
Units Of Gasoline	0	8
Designated as Hedging Instrument | Interest Rate Swap [Member]
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	1	2
Fair Value, Liability Derivatives	3	1
Not Designated as Hedging Instrument | Currency Swap [Member]
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	5	3
Fair Value, Liability Derivatives	2	5
Not Designated as Hedging Instrument | Interest Rate Swap [Member]
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	0	0
Fair Value, Liability Derivatives	0	0
Not Designated as Hedging Instrument | Interest Rate Contract
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	0	2
Fair Value, Liability Derivatives	10	13
Not Designated as Hedging Instrument | Commodity Contract
Schedule of Cost-method Investments [Line Items]
Fair Value, Asset Derivatives	0	0
Fair Value, Liability Derivatives	1	0
Interest Rate Caps Sold | Interest Rate Caps [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	$ 6,200	$ 7,100